Financial Instruments - Summary of Notional Amounts Outstanding Under Foreign Exchange Contracts, Average Contractual Exchange Rates and Settlement Periods of Contracts (Detail)
€ in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
		12 Months Ended
	Jan. 31, 2021 CAD ($)	Jan. 31, 2021 CAD ($) Dividends	Jan. 31, 2020 CAD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 AUD ($)	Jan. 31, 2021 EUR (€)	Jan. 31, 2021 GBP (£)	Jan. 31, 2021 NOK (kr)	Jan. 31, 2021 SEK (kr)	Jan. 31, 2021 JPY (¥)	Jan. 31, 2021 MXN ($)	Jan. 31, 2021 CHF (SFr)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 AUD ($)	Jan. 31, 2020 EUR (€)	Jan. 31, 2020 GBP (£)	Jan. 31, 2020 NOK (kr)	Jan. 31, 2020 SEK (kr)	Jan. 31, 2020 JPY (¥)	Jan. 31, 2020 MXN ($)	Jan. 31, 2020 CHF (SFr)
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 108.1	$ 108.1	$ 39.3
Other financial liabilities	$ 383.0	$ 383.0	$ 229.9
Contracts one [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		AUD	AUD
Buy currency		CAD	CAD
Average rate		0.9596	0.9051
Contracts two [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		BRL	CAD
Buy currency		USD	Euro
Average rate		0.1819	1.4638
Contracts three [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		CAD	CAD
Buy currency		AUD	JPY
Average rate		0.9780	0.0122
Contracts four [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		CAD	CAD
Buy currency		Euro	MXN
Average rate		1.5535	0.0702
Contracts five [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		CAD	CAD
Buy currency		JPY	USD
Average rate		0.0122	1.3138
Contracts six [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		CAD	Euro
Buy currency		MXN	CAD
Average rate		0.0631	1.4630
Contracts seven [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		CAD	Euro
Buy currency		USD	NOK
Average rate		1.2775	0.0993
Contracts eight [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		Euro	Euro
Buy currency		CAD	SEK
Average rate		1.5471	0.0943
Contracts nine [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		Euro	Euro
Buy currency		CHF	USD
Average rate		1.0774	0.9055
Contracts ten [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		Euro	GBP
Buy currency		NOK	Euro
Average rate		0.0965	1.1414
Contracts eleven [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		Euro	JPY
Buy currency		SEK	CAD
Average rate		0.0990	0.0121
Contracts twelve [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		GBP	NOK
Buy currency		Euro	Euro
Average rate		1.1171	0.0999
Contracts thirteen.
Disclosure of detailed information about financial instruments [line items]
Sell currency		JPY	SEK
Buy currency		CAD	Euro
Average rate		0.0122	0.0949
Contracts fourteen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		NOK	USD
Buy currency		Euro	CAD
Average rate		0.0943	1.3180
Contracts Fifteen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		SEK
Buy currency		Euro
Average rate | Dividends		0.0971
Contracts Sixteen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		USD
Buy currency		CAD
Average rate | Dividends		1.3143
Contracts Seventeen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		AUD	AUD
Buy currency		CAD	CAD
Average rate		0.9584	0.9061
Contracts Eighteen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		GBP	GBP
Buy currency		Euro	Euro
Average rate		1.1171	1.1401
Contracts Nineteen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		NOK	NOK
Buy currency		Euro	Euro
Average rate		0.0943	0.0998
Contracts Twenty [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		SEK	SEK
Buy currency		Euro	Euro
Average rate		0.0969	0.0950
Contracts Twenty One [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		USD
Buy currency		CAD
Average rate	1.3153
Foreign Exchange Contracts [member] | Contracts one [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 92.6	$ 92.6	$ 80.8		$ 90.7									$ 71.6
Foreign Exchange Contracts [member] | Contracts two [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	12.0	12.0	39.9		51.1									27.2
Foreign Exchange Contracts [member] | Contracts three [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5.9	5.9	0.6			€ 6.0									€ 50.0
Foreign Exchange Contracts [member] | Contracts four [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	14.9	14.9	6.1							¥ 9.6									¥ 86.9
Foreign Exchange Contracts [member] | Contracts five [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0.5	0.5	441.0								$ 43.0									$ 333.6
Foreign Exchange Contracts [member] | Contracts six [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1.9	1.9	169.8	$ 30.0									$ 115.9
Foreign Exchange Contracts [member] | Contracts seven [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	161.1	161.1	45.0			205.8									6.5
Foreign Exchange Contracts [member] | Contracts eight [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						43.8						SFr 28.2			14.0						SFr 101.9
Foreign Exchange Contracts [member] | Contracts nine [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						0.7	£ 0.5								3.8	£ 2.9
Foreign Exchange Contracts [member] | Contracts ten [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						8.0		kr 53.8							43.4		kr 24.9
Foreign Exchange Contracts [member] | Contracts eleven [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						9.6			kr 62.6						3.5			kr 287.4
Foreign Exchange Contracts [member] | Contracts twelve [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						19.8	34.8								509.4	73.2
Foreign Exchange Contracts [member] | Contracts thirteen.
Disclosure of detailed information about financial instruments [line items]
Notional amount	96.0	96.0	1,118.5							¥ 1.2									¥ 153.5
Foreign Exchange Contracts [member] | Contracts fourteen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount			148.1			561.1		83.9												$ 195.8
Foreign Exchange Contracts [member] | Contracts Fifteen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						982.2			150.6
Foreign Exchange Contracts [member] | Contracts Sixteen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	516.8	516.8		660.3
Hedging foreign exchange contracts [member] | Contracts Seventeen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	87.3	87.3	76.4
Other financial assets			1.2		$ 85.4									$ 67.7
Other financial liabilities	1.9	1.9
Hedging foreign exchange contracts [member] | Contracts Eighteen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						19.8	£ 34.8								24.2	£ 42.2
Other financial liabilities	0.3	0.3	1.5
Hedging foreign exchange contracts [member] | Contracts Nineteen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						541.8		kr 81.0							425.7		kr 61.2
Other financial assets			1.8
Other financial liabilities	1.4	1.4
Hedging foreign exchange contracts [member] | Contracts Twenty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						€ 879.1			kr 134.8						€ 839.4			kr 115.2
Other financial assets			$ 2.0
Other financial liabilities	2.4	2.4
Hedging foreign exchange contracts [member] | Contracts Twenty One [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	502.2	502.2		$ 641.7
Other financial assets	19.8	19.8
Other financial liabilities	$ 0.9	$ 0.9